SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund

June 30, 2026 (Unaudited)
Principal Amount		Value
Corporate Bonds — 49.5%
Communications — 2.0%
$625,000	AT&T, Inc., 1.65%, 2/1/28	$597,368
575,000	T-Mobile USA, Inc., 4.80%, 7/15/28	577,547
		1,174,915
Consumer, Cyclical — 7.9%
400,000	American Honda Finance Corp., (SOFR RATE + 0.720%), GMTN, 4.35%, 10/22/27(a)	400,014
122,000	American Honda Finance Corp., Series A, GMTN, 4.55%, 4/10/28	121,809
290,000	BMW US Capital LLC, 4.65%, 8/13/26(b)	290,040
150,000	Daimler Truck Finance North America LLC, 5.13%, 9/25/27(b)	151,087
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 4.68%, 2/26/27(a)	866,790
1,000,000	Hyundai Capital America, (SOFR RATE + 1.120%), 4.76%, 6/23/27(a),(b)	1,004,524
655,000	Hyundai Capital America, 4.88%, 6/23/27(b)	657,474
300,000	Hyundai Capital America, 5.30%, 3/19/27(b)	301,504
500,000	Toyota Motor Credit Corp., GMTN, 4.55%, 8/7/26	500,158
450,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(b)	450,043
		4,743,443
Consumer, Non-cyclical — 3.7%
485,000	HCA, Inc., 5.00%, 3/1/28	487,726
750,000	Kroger Co. (The), 2.65%, 10/15/26	746,302
860,000	Mars, Inc., 4.45%, 3/1/27(b)	861,324
99,000	Solventum Corp., 5.45%, 2/25/27	99,599
		2,194,951
Financial — 26.4%
750,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	745,464
670,000	American Express Co., 4.01%, 2/9/29(c)	664,418
1,000,000	Athene Global Funding, 2.95%, 11/12/26(b)	994,021
500,000	Bank of America Corp., GMTN, 2.55%, 2/4/28(c)	494,351
750,000	Bank of America Corp., MTN, 3.97%, 3/5/29(c)	742,004
1,305,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 4.69%, 3/3/27(a)	1,309,635
540,000	Citizens Bank NA, 4.19%, 1/29/29(c)	535,538
430,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	433,014
480,000	Goldman Sachs Bank USA, 4.66%, 6/3/29(c)	480,194
900,000	Goldman Sachs Group, Inc. (The), 4.94%, 4/23/28(c)	902,578
900,000	HSBC Holdings Plc, 5.60%, 5/17/28(c)	907,976
750,000	JPMorgan Chase & Co., 3.51%, 1/23/29(c)	737,672
150,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	150,474
210,000	Lincoln Financial Global Funding, 4.20%, 1/12/29(b)	206,950
400,000	Lincoln National Corp., 3.80%, 3/1/28	394,463
515,000	Met Tower Global Funding, 4.00%, 10/1/27(b)	512,180

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$750,000	Morgan Stanley Private Bank NA, 4.47%, 7/6/28(c)	$749,416
475,000	New York Life Global Funding, 3.90%, 10/1/27(b)	471,842
500,000	NNN REIT, Inc., REIT, 3.50%, 10/15/27	493,691
750,000	Realty Income Corp., REIT, 4.45%, 9/15/26	749,388
900,000	Toronto-Dominion Bank (The), (SOFR RATE + 0.910%), GMTN, 4.55%, 6/2/28(a)	904,844
1,000,000	UBS Group AG, 4.70%, 8/5/27(b),(c)	999,942
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,161,614
		15,741,669
Technology — 1.5%
405,000	Fidelity National Information Services, Inc., 4.55%, 3/10/29	401,886
500,000	Synopsys, Inc., 4.55%, 4/1/27	500,763
		902,649
Utilities — 8.0%
285,000	Consolidated Edison Co. of New York, Inc., (SOFR Index + 0.520%), 4.15%, 11/18/27(a)	285,472
555,000	Constellation Energy Generation LLC, 3.90%, 1/8/28	550,256
1,000,000	Duke Energy Corp., 2.65%, 9/1/26	997,015
570,000	Georgia Power Co., (SOFR Index + 0.280%), 3.92%, 9/15/26(a)	570,010
745,000	NextEra Energy Capital Holdings, Inc., 4.69%, 9/1/27	746,790
400,000	NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	402,239
340,000	Southern Co. Gas Capital Corp., Series A, 4.05%, 9/15/28	336,437
450,000	WEC Energy Group, Inc., 4.75%, 1/15/28	451,228
450,000	Xcel Energy, Inc., 4.00%, 6/15/28	444,912
		4,784,359

Total Corporate Bonds		29,541,986
(Cost $29,547,590)
Asset Backed Securities — 37.2%
14,631	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(b)	14,635
445,892	Ally Auto Receivables Trust, Series 2023-A, Class C, 6.08%, 1/17/34(b)	448,075
500,000	Ally Auto Receivables Trust, Series 2024-1, Class D, 5.80%, 2/16/32(b)	505,454
825,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class C, 6.27%, 1/22/29(b)	826,880
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29(b)	802,795
500,000	ARI Fleet Lease Trust, Series 2023-A, Class C, 6.03%, 2/17/32(b)	500,791
254,398	ARI Fleet Lease Trust, Series 2025-A, Class A2, 4.38%, 1/17/34(b)	254,359
500,000	AutoNation Finance Trust, Series 2025-1A, Class B, 5.03%, 8/12/30(b)	502,638
762,000	AutoNation Finance Trust, Series 2025-1A, Class C, 5.19%, 12/10/30(b)	766,769

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$277,151	Bellemeade Re Ltd., Series 2025-1, Class M1A, (SOFR30A + 1.550%), 5.18%, 10/25/35(a),(b)	$277,281
335,000	Carmax Auto Owner Trust, Series 2023-2, Class D, 6.55%, 10/15/29	339,243
377,793	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	371,604
500,000	Dell Equipment Finance Trust, Series 2025-1, Class B, 4.96%, 2/24/31(b)	502,696
600,000	Dell Equipment Finance Trust, Series 2025-2, Class C, 4.53%, 3/24/31(b)	596,336
450,000	Dext ABS LLC, Series 2025-2, Class A3, 4.23%, 4/15/36(b)	446,645
595,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.06%, 3/20/31(b)	599,710
50,209	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	50,140
750,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	757,828
39,221	Exeter Automobile Receivables Trust, Series 2024-3A, Class B, 5.57%, 9/15/28	39,240
400,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	402,574
108,031	Exeter Automobile Receivables Trust, Series 2024-5A, Class B, 4.48%, 4/16/29	108,111
359,849	Exeter Select Automobile Receivables Trust, Series 2025-2, Class A2, 4.54%, 6/15/29	360,103
850,000	Ford Credit Auto Owner Trust, Series 2022-1, Class C, 4.67%, 11/15/34(b)	849,520
665,000	GM Financial Automobile Leasing Trust, Series 2025-2, Class B, 4.80%, 4/20/29	666,907
66,845	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3, 4.66%, 2/16/28	66,908
500,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34(b)	497,357
600,000	GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28(b)	600,971
250,000	GreatAmerica Leasing Receivables Funding LLC Series, Series 2024-2, Class C, 5.28%, 5/17/32(b)	251,611
600,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(b)	604,265
375,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32(b)	379,202
600,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(b)	601,939
326,955	Kubota Credit Owner Trust, Series 2025-2A, Class A2, 4.48%, 4/17/28(b)	327,247
425,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(b)	428,515
440,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.64%, 6/15/29(b)	444,559

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$44,739	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(b)	$44,777
21,706	MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(b)	21,694
500,000	MMAF Equipment Finance LLC, Series 2020-A, Class A4, 1.40%, 8/9/30(b)	489,303
196,180	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(b)	196,665
475,694	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77%, 12/15/28	477,935
275,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	275,376
600,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class B, 4.87%, 5/15/31	602,250
108,595	SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/28(b)	108,704
500,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class C, 4.71%, 1/22/30(b)	497,073
600,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class C, 4.44%, 8/20/30(b)	593,586
480,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28(b),(d)	143,904
74,045	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(b)	74,113
650,000	Verizon Master Trust, Series 2024-3, Class B, 5.54%, 4/22/30	654,927
460,000	Verizon Master Trust, Series 2024-6, Class C, 4.67%, 8/20/30	459,600
685,000	Verizon Master Trust Series, Series 2025-9, Class C, 4.41%, 10/21/30	681,840
9,721	Volvo Financial Equipment LLC Series, Series 2024-1A, Class A2, 4.56%, 5/17/27(b)	9,723
20,945	Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 9/15/27(b)	20,956
395,000	Westlake Automobile Receivables Trust, Series 2025-2A, Class C, 4.85%, 1/15/31(b)	395,423
675,000	Westlake Automobile Receivables Trust, Series 2026-1A, Class C, 4.37%, 6/16/31(b)	667,274
400,000	World Omni Auto Receivables Trust, Series 2025-A, Class B, 5.08%, 11/15/30	403,144
142,183	World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98%, 2/15/30	142,511

Total Asset Backed Securities		22,153,686
(Cost $22,538,738)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
U.S. Treasury Obligations — 5.9%
U.S. Treasury Bills — 5.9%
$1,500,000	U.S. Treasury Bill- When Issued, 3.61%, 7/7/26(e)	$1,499,109
2,000,000	U.S. Treasury Bill- When Issued, 3.61%, 7/16/26(e)	1,997,003
		3,496,112

Total U.S. Treasury Obligations		3,496,112
(Cost $3,496,099)
Collateralized Mortgage Obligations — 3.8%
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 5.33%, 5/25/44(a),(b)	100,443
641,402	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(b)	641,185
672,076	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(b),(f)	668,566
489,604	Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM5, Class A1, 5.49%, 4/27/71(b),(f)	488,977
353,644	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(b)	353,213

Total Collateralized Mortgage Obligations		2,252,384
(Cost $2,256,706)

Shares
Investment Company — 3.0%
1,811,706	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(g)	1,811,706

Total Investment Company		1,811,706
(Cost $1,811,706)

Total Investments		$59,255,874
(Cost $59,650,839) — 99.4%
Other assets in excess of liabilities — 0.6%		350,616
NET ASSETS — 100.0%		$59,606,490

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2026 (Unaudited)
(a)	Floating rate note. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(f)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(g)	Affiliated investment.
Financial futures contracts as of June 30, 2026:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	65	September 2026	$8,274	USD	$13,398,633	Citigroup Global Markets Inc.
Total			$8,274

Abbreviations used are defined below:
GMTN - Global Medium Term Note
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
USD - United States Dollar